Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2026
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information
1.	Basis of Presentation and General Information:

Overview. Icon Energy Corp. (“Icon” and together with its subsidiaries, the “Company”) was incorporated on August 30, 2023, under the laws of the Republic of the Marshall Islands and provides worldwide seaborne transportation services for dry bulk cargoes via its fleet of oceangoing vessels. Icon generates revenues by chartering its vessels to regional and international dry bulk operators, commodity traders and end users, primarily on time charters (“TC”) (either index-linked or fixed rate) or voyage charters, depending on market conditions, available opportunities, and other strategic and tactical considerations. As of June 30, 2026, Icon’s fleet comprised of the following dry bulk vessels:

Vessel Name	Vessel Type	Year Built	Charter Type	Earliest Charter Expiration	Latest Charter Expiration
Alfa	Panamax	2006	Fixed rate TC(3)	December 2026	Evergreen(1)
Bravo	Kamsarmax	2007	Index-linked TC	Evergreen(1)	Evergreen(1)
Charlie	Ultramax	2020	Index-linked TC(2)	August 2027	December 2027

(1)	The charter continues indefinitely, subject to 3 months’ termination notice by either party.
(2)	In addition to the daily hire rate, the Company is also entitled to receive part of the fuel cost savings to be realized by the charterer through the use of the vessel’s scrubber.
(3)	Index-linked daily hire rate converted to a fixed rate of $18 for the seven-month period from June to December 2026.

Icon complements its core dry bulk business through selective co-investments in adjacent maritime opportunities alongside experienced industry partners. Under this framework, as of June 30, 2026, Icon owns an approximately 4.7% equity interest in a 2,000 TEU geared container feeder with high reefer capacity, built in 2008.

Formation of the Company. On June 11, 2024, Icon acquired all of the outstanding shares of the investment holding company Maui Shipping Co. (“Maui”) in exchange for 15,000 Series A Cumulative Convertible Perpetual Preferred Shares (the “Series A Preferred Shares”), 1,500,000 Series B Perpetual Preferred Shares (the “Series B Preferred Shares”), and 1,000 common shares of Icon. Maui was incorporated on October 27, 2022, under the laws of the Republic of Marshall Islands and, on May 3, 2023, entered into a deed of transfer of shares with the shareholders of the shipowning company Positano Marine Inc. (“Positano”), whereby all outstanding shares of Positano were transferred to Maui. For further information, including a description of the main characteristics of the Series A Preferred Shares and Series B Preferred Shares, see Note 8 “Capital Structure—Formation of the Company.”

The transactions described above were treated as reorganizations of companies under common control and have been accounted for in a manner similar to the pooling of interests method, as each entity was controlled by the Company’s Chairwoman and Chief Executive Officer. Accordingly, the Company’s unaudited interim condensed consolidated financial statements have been presented by giving retroactive effect to the transactions described above, using historical carrying values of the assets and liabilities of Maui and Positano. The Company’s unaudited interim consolidated statements of loss present the results of operations for the period in which the transfers occurred as if the transfers of shares and exchange of equity interests had occurred on the date Positano was incorporated and as if Positano and Maui were consolidated subsidiaries of the Company from their date of incorporation. Results of operations and cash flows during the presented periods, comprise those of the previously separate entities consolidated. The equity accounts of the entities are combined and the difference between the consideration paid and the net assets acquired is reflected as an equity transaction and has been given retroactive effect as of the earliest period presented.

Initial public offering. On July 15, 2024, Icon completed the initial public offering of its common shares, which began trading on the Nasdaq Capital Market on July 12, 2024, under the symbol “ICON.” For further information see Note 8, “Capital Structure—Initial public offering.”

Reverse stock splits. Unless otherwise stated, all share and per share amounts in these unaudited interim condensed consolidated financial statements have been retroactively adjusted, as of the earliest period presented, to reflect the one-for-forty reverse stock split of the Company’s common shares effected on April 1, 2025 (the “April 2025 Reverse Stock Split”) and the one-for-five reverse stock split of the Company’s common shares effected on January 8, 2026 (the “January 2026 Reverse Stock Split” and together with the April 2025 Reverse Stock Split, the “Reverse Stock Splits”). For further information see Note 8 “Capital Structure—Reverse Stock Splits.”

Subsidiaries. The accompanying unaudited interim condensed consolidated financial statements include the accounts of Icon and its subsidiaries:

Company	Activity	Incorporation country	Vessel name
Icon Energy Corp.	Parent	Marshall Islands	—
Maui Shipping Co.(1)	Intermediate holding	Marshall Islands	—
Positano Marine Inc.(1)	Shipowning	Marshall Islands	M/V Alfa
Reef Shiptrade Ltd.(1)	Shipowning	Marshall Islands	M/V Bravo
Charlie Marine Ltd.(1)	Bareboat charterer	Marshall Islands	M/V Charlie
Icon Investment Holdings Ltd.(1)	Investment holding	Marshall Islands	—

(1)	Wholly owned subsidiaries